LEGG MASON TAX-FREE INCOME FUND:
                  Legg Mason Maryland Tax-Free Income Trust
                Legg Mason Pennsylvania Tax-Free Income Trust
             Legg Mason Tax-Free Intermediate-Term Income Trust
                               Primary Shares

              Supplement to the Prospectus dated July 31, 1998

The following replaces the information in the section entitled "Portfolio Management" on page 23 of the Prospectus:

   	An investment management team is responsible for the day-to-day management of the Funds.

               The Date of this Supplement is February 12, 1999.


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                       NAVIGATOR TAX-FREE INCOME FUNDS:
                   Navigator Maryland Tax-Free Income Trust
                 Navigator Pennsylvania Tax-Free Income Trust
               Navigator Tax-Free Intermediate-Term Income Trust

               Supplement to the Prospectus dated July 31, 1998

The following replaces the information in the section entitled "Portfolio Management" on page 17 of the Prospectus:

   	An investment management team is responsible for the day-to-day management of the Funds.

               The Date of this Supplement is February 12, 1999.